Organization And Nature Of Business - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended			0 Months Ended	9 Months Ended				9 Months Ended
	Sep. 18, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 11, 2013 Subsequent Event	Sep. 30, 2013 Private Placement, Global Options	Sep. 18, 2013 Performance Shares	Jul. 11, 2013 Performance Shares Subsequent Event	Sep. 18, 2013 Series B Convertible Preferred Stock [Member]	Sep. 30, 2013 Common Stock	Sep. 18, 2013 Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred stock, shares issued			0	0					14,999,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001					$ 0.001
Common stock, shares issued	7,667,667	21,134,744	7,667,667	7,667,667
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Percentage of stock acquired by walker digital									100.00%		37.00%
Issued and outstanding common stock percentage	64.00%
Controlling voting interest owned as a result of merger	87.40%
Lock up period for share acquisition	1 year				1 year
Shares of common stock to be received							2,166,667	2,166,667
Offering price of share issued						$ 3.00
Stock issued during period shares new issues						3,960,615				3,960,615
Warrants issued to purchase common stock		1,980,318				1,980,318
Stock issued during period value new issues		$ 11,694,000				$ 11,700,000				$ 4,000
Offering costs		$ 200,000				$ 200,000
Warrant exercisable period						3 years
Warrant exercise price						3.00
Closing price per share						$ 6.00
Number of trading days						20 days
Number of consecutive trading days						30 days
Percentage of economic interest					70.79%
Minimum percentage of voting interest					80.00%